S000080645 [Member] Investment Objectives and Goals - iShares Large Cap Moderate Buffer ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES LARGE CAP MODERATE QUARTERLY LADDERED ETF Ticker: IVVM Stock Exchange: CBOE
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Large Cap Moderate Quarterly Laddered ETF (the “Fund”) (formerly, iShares Large Cap Moderate Buffer ETF) seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying ETF”) up to an approximate upside limit, while seeking to provide downside protection.